T. ROWE PRICE Target 2015 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 61.0%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  31,450 3,022 3,132 6,770,842 31,755
New Income Fund  26,704 2,689 2,883 3,417,900 27,412
International Bond Fund (USD
Hedged)  9,318 959 1,009 1,119,097 9,568
Emerging Markets Bond Fund  6,452 467 708 694,071 6,490
Dynamic Global Bond Fund  6,278 609 786 805,751 6,325
High Yield Fund  6,087 455 1,122 945,820 5,646
U.S. Treasury Long-Term Index
Fund  5,061 408 667 687,091 5,119
Dynamic Credit Fund  2,450 357 275 288,122 2,582
Floating Rate Fund  2,322 173 518 213,782 1,984
Total Bond Mutual Funds (Cost $103,752) 96,881
EQUITY MUTUAL FUNDS 36.8%
T. Rowe Price Funds:
Value Fund  8,786 865 1,006 178,843 8,488
Growth Stock Fund  8,176 680 1,205 73,483 7,805
Hedged Equity Fund  6,061 310 762 471,806 5,968
U.S. Large-Cap Core Fund  5,776 508 655 133,728 5,589
Equity Index 500 Fund  4,276 1,170 820 33,204 5,207
Overseas Stock Fund  4,405 292 408 313,911 4,210
International Value Equity Fund  4,195 239 394 223,697 4,147
Real Assets Fund  3,956 258 361 261,612 3,843
International Stock Fund  3,738 185 338 177,658 3,651
Mid-Cap Growth Fund  2,193 243 297 19,749 1,960
Mid-Cap Value Fund  2,083 291 334 57,745 1,874
Emerging Markets Discovery Stock
Fund  1,486 94 148 103,743 1,469
Emerging Markets Stock Fund  1,263 94 119 36,553 1,238
Small-Cap Value Fund  1,227 140 144 22,270 1,173
Small-Cap Stock Fund  1,146 180 223 17,831 1,007
New Horizons Fund (2) 928 63 99 15,948 892
Total Equity Mutual Funds (Cost $40,293) 58,521
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  18 850 851 168 16
Total Other Mutual Funds (Cost $17) 16

T. ROWE PRICE Target 2015 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds  2.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 3,736 3,334 3,412 3,657,550 3,658
Total Short-Term Investments (Cost $3,658) 3,658
Total Investments in Securities 100.1%
(Cost $147,720) $ 159,076
Other Assets Less Liabilities (0.1)% (97)
Net Assets 100.0% $ 158,979
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (2) $ 50 $ 144
Dynamic Global Bond Fund  (70) 224 171
Emerging Markets Bond Fund  (89) 279 333
Emerging Markets Discovery Stock Fund  (6) 37 61
Emerging Markets Stock Fund  8 — 25
Equity Index 500 Fund  19 581 50
Floating Rate Fund  (12) 7 132
Growth Stock Fund  949 154 16
Hedged Equity Fund  205 359 91
High Yield Fund  (72) 226 332
International Bond Fund (USD Hedged)  (78) 300 270
International Stock Fund  71 66 66
International Value Equity Fund  77 107 134
Limited Duration Inflation Focused Bond Fund  (151) 415 1,330
Mid-Cap Growth Fund  272 (179) 13
Mid-Cap Value Fund  286 (166) 37
New Horizons Fund  54 — —
New Income Fund  (293) 902 987
Overseas Stock Fund  110 (79) 132
Real Assets Fund  10 (10) 92
Small-Cap Stock Fund  204 (96) 14
Small-Cap Value Fund  134 (50) 19
Transition Fund  (4) (1) —
U.S. Large-Cap Core Fund  442 (40) 65
U.S. Treasury Long-Term Index Fund  (173) 317 154
Value Fund  843 (157) 144
U.S. Treasury Money Fund, 4.44% — — 137
Totals $ 2,734# $ 3,246 $ 4,949+

T. ROWE PRICE Target 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $2,143 of the net realized gain (loss).
+ Investment income comprised $4,949 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2015 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2015 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F184-054Q3 02/25